Balance Sheet Components - Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Gross book value	$ 6,680		$ 6,652	$ 6,406
Less: accumulated depreciation and amortization	(4,318)		(4,291)	(3,672)
Property and equipment, net	2,362		2,361	2,734
Depreciation and amortization, expense	200	$ 200
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Gross book value	157		157	151
Computer hardware and software [Member]
Property, Plant and Equipment [Line Items]
Gross book value	2,081		2,017	1,887
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Gross book value	2,802		2,864	2,717
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross book value	553		545	529
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Gross book value	$ 1,087		$ 1,069	$ 1,122